Parent Company Information - Condensed Balance Sheets (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	Dec. 31, 2018	Jul. 12, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016	Dec. 31, 2015
Assets
Cash	$ 895.3		$ 405.6	$ 382.3		$ 530.4
Total assets	6,546.0		5,793.4
Liabilities
Total liabilities	5,185.9		5,294.0
Equity
Ordinary shares, nominal value $0.10 per share, 216.6 shares issued and outstanding at December 31, 2018 and ordinary shares nominal value $10.00 per share, 145.1 shares issued and outstanding at December 31, 2017	21.7		1,451.3
Additional paid-in capital	2,791.2		283.8		$ 187.2
Accumulated deficit	(1,298.4)		(1,148.5)		$ (493.0)
Accumulated other comprehensive loss	(154.4)		(87.2)
Total equity	1,360.1		499.4	$ 585.5		$ 1,025.6
Total liabilities and shareholders' equity	6,546.0		5,793.4
Ordinary shares, nominal value per share (in dollars per share)		$ 0.01
Cushman & Wakefield plc
Assets
Cash	10.5		0.0
Accounts receivables	34.9		0.0
Investments in subsidiaries	1,348.9		606.1
Total assets	1,394.3		606.1
Liabilities
Trade and other payables	34.2		1.1
Other liabilities	0.0		105.6
Total liabilities	34.2		106.7
Equity
Ordinary shares, nominal value $0.10 per share, 216.6 shares issued and outstanding at December 31, 2018 and ordinary shares nominal value $10.00 per share, 145.1 shares issued and outstanding at December 31, 2017	21.7		1,451.3
Additional paid-in capital	2,791.2		283.8
Accumulated deficit	(1,298.4)		(1,148.5)
Accumulated other comprehensive loss	(154.4)		(87.2)
Total equity	1,360.1		499.4
Total liabilities and shareholders' equity	$ 1,394.3		$ 606.1
Ordinary shares, nominal value per share (in dollars per share)	$ 0.10		$ 10.00
Ordinary shares issued (in shares)	216.6		145.1
Ordinary shares outstanding (in shares)	216.6		145.1